Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.23%
Corporate Revenue Bond — 0.52%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	460,000	$464,724
		464,724
Education Revenue Bonds — 13.17%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	452,740
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	501,252
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	331,608
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	445,364
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	444,965
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	569,077
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	537,010
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	532,465
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	584,199
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	504,561
5.00% 10/1/35	555,000	642,152

(St. Catherine University) Series A 5.00% 10/1/35	565,000	673,926
(St. John's University) Series 8-I 5.00% 10/1/31	130,000	150,644
NQ-309 [11/20] 1/21 (1471970)    1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	$146,816
Series 8-G 5.00% 12/1/32	125,000	146,241
(University of St. Thomas)
4.00% 10/1/36	300,000	343,572
5.00% 10/1/34	350,000	438,029
5.00% 10/1/35	750,000	935,715
Series 7-U 4.00% 4/1/26	1,400,000	1,494,878
Series A 5.00% 10/1/29	630,000	775,650
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	325,000	332,222
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	343,427
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	153,768
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	278,163
		11,758,444
Electric Revenue Bonds — 7.41%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,099,139
Series E 5.00% 1/1/23	1,000,000	1,048,750
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	300,755
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	582,165
Series A 5.00% 10/1/30	240,000	279,142
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	181,142
5.00% 1/1/30	235,000	288,025
5.00% 1/1/31	350,000	418,232
Series A 5.00% 1/1/25	200,000	218,290
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	376,131
2    NQ-309 [11/20] 1/21 (1471970)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/29	500,000	$624,885
Series A 5.00% 12/1/31	575,000	712,143
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	494,462
		6,623,261
Healthcare Revenue Bonds — 24.41%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	286,127
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	396,400
3rd Tier Series C 5.00% 1/1/32	420,000	304,387
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	245,448
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	256,573
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	600,000	683,646
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	88,492
4.00% 9/1/39	100,000	83,928
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	397,512
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	496,872
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	899,767
Series A 5.00% 2/15/48	390,000	458,227

(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32	750,000	789,623
NQ-309 [11/20] 1/21 (1471970)    3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	$280,317
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	463,334	452,256
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	538,785
5.00% 5/1/28	1,000,000	1,231,490

(North Memorial Health Care) 5.00% 9/1/31	320,000	366,899
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	585,235
Series A 5.00% 11/15/34	500,000	584,630
Series A 5.00% 11/15/35	500,000	622,615
Series A 5.00% 11/15/49	1,000,000	1,206,060
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	533,805
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,516,095
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	961,473
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,059,292
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	575,477
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	988,257
Unrefunded Balance 5.125% 5/1/30	360,000	361,137
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	1,000,000
4    NQ-309 [11/20] 1/21 (1471970)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	$326,700
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,162,310
5.00% 7/1/33	200,000	231,710
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	500,540
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	133,100
5.00% 8/1/35	150,000	159,613
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	510,230
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	522,055
		21,797,083
Housing Revenue Bond — 0.33%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	294,969
		294,969
Lease Revenue Bonds — 4.31%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,210,484
Series A 5.00% 6/1/43	715,000	783,461
Series B 5.00% 3/1/27	1,000,000	1,057,650
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series A 4.00% 8/1/33	655,000	800,214
		3,851,809
NQ-309 [11/20] 1/21 (1471970)    5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 16.97%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	$1,228,590
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	286,995
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,867,680
Series A 5.00% 12/1/38	1,055,000	1,334,406
Series C 5.00% 12/1/30	1,500,000	1,894,755
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	3,321,312
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	265,843
Series B 4.00% 2/1/36	465,000	561,897
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	613,725
Virginia, Minnesota
(General Obligation Sales Tax Revenue) Series A 4.00% 2/1/38 (AGM)	1,000,000	1,154,300
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,624,442
		15,153,945
Pre-Refunded/Escrowed to Maturity Bonds — 7.69%
Minnesota
Series A 5.00% 10/1/24-21 §	2,000,000	2,080,140
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	461,928
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	202,458
Series A 5.00% 11/15/30-25 §	120,000	147,243
University of Minnesota
Series A 5.00% 12/1/23-20 §	500,000	500,000
Series A 5.25% 12/1/29-20 §	1,000,000	1,000,000
Series D 5.00% 12/1/26-21 §	1,000,000	1,047,490
6    NQ-309 [11/20] 1/21 (1471970)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	$1,432,925
		6,872,184
Special Tax Revenue Bonds — 2.91%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	111,727
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A1 4.55% 7/1/40	830,000	899,413
Series A-1 4.75% 7/1/53	655,000	711,612
Series A-2 4.536% 7/1/53	378,000	405,325
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	468,152
		2,596,229
State General Obligation Bonds — 12.70%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	345,000	246,675
Minnesota
Series A 5.00% 8/1/30	2,000,000	2,724,740
Series A 5.00% 8/1/33	285,000	371,899
Series A 5.00% 8/1/34	1,000,000	1,302,120
Series A 5.00% 8/1/40	750,000	1,010,790
Series D 5.00% 8/1/26	2,500,000	3,163,125
Series D 5.00% 8/1/27	1,500,000	1,892,100
Series E 5.00% 10/1/26	500,000	635,860
		11,347,309
Transportation Revenue Bonds — 5.52%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	742,483
Series B 5.00% 1/1/31	750,000	783,315
Series B 5.00% 1/1/44 (AMT)	1,600,000	1,946,208
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	490,365
NQ-309 [11/20] 1/21 (1471970)    7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/27	545,000	$590,202
Series A 4.00% 8/1/28	350,000	376,789
		4,929,362
Water & Sewer Revenue Bonds — 2.29%
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	575,000	677,689
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	672,175
Series C 4.00% 3/1/32	585,000	692,342
		2,042,206
Total Municipal Bonds (cost $83,499,571)		87,731,525

Short-Term Investments — 0.73%
Variable Rate Demand Notes — 0.73%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.08% 11/15/48 (LOC – Wells Fargo Bank N.A.)	350,000	350,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.10% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	300,000	300,000
Total Short-Term Investments (cost $650,000)		650,000
Total Value of Securities—98.96% (cost $84,149,571)		88,381,525
Receivables and Other Assets Net of Liabilities—1.04%		924,879
Net Assets Applicable to 7,991,535 Shares Outstanding—100.00%		$89,306,404
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $1,447,586, which represents 1.62% of the Fund's net assets.
8    NQ-309 [11/20] 1/21 (1471970)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
‡	Non-income producing security. Security is currently in default.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2020.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
NQ-309 [11/20] 1/21 (1471970)    9